Annual Total Returns - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nomura Asset Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	16.63%	13.93%	15.61%	(13.46%)	13.80%	13.46%	21.69%	(5.49%)	18.37%	(5.42%)
Nomura Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	11.74%	15.68%	16.19%	(16.11%)	16.28%	14.35%	22.08%	(3.31%)	11.38%	1.95%
Nomura Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.34%	25.80%	23.53%	(17.36%)	28.91%	21.78%	31.04%	(4.54%)	20.38%	3.50%
Nomura Global Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	17.85%	17.10%	19.05%	(17.40%)	17.45%	20.54%	25.62%	(6.22%)	24.37%	(3.39%)
Nomura International Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	24.01%	3.67%	16.72%	(15.35%)	13.98%	7.08%	18.46%	(17.95%)	22.75%	1.35%
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	8.85%	23.92%	37.81%	(27.00%)	30.17%	30.76%	36.44%	2.06%	29.04%	1.17%
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	0.83%	2.22%	19.97%	(30.67%)	16.52%	48.43%	37.96%	(0.10%)	27.00%	6.03%
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	8.17%	8.94%	17.62%	14.94%	25.28%	7.81%	26.32%	(4.54%)	11.96%	22.38%
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Annual Return [Percent]	8.65%	14.63%	16.49%	(14.97%)	20.85%	7.06%	24.16%	(10.68%)	13.30%	28.49%
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	13.58%	14.25%	13.27%	(27.68%)	4.01%	38.49%	23.75%	(4.12%)	23.70%	13.42%
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	26.54%	7.70%	10.82%	(27.31%)	(4.67%)	35.00%	23.21%	(19.83%)	42.46%	9.88%
Nomura Climate Solutions Fund
Prospectus [Line Items]
Annual Return [Percent]	22.62%	(3.54%)	(4.19%)	41.37%	43.23%	(38.71%)	4.32%	(34.57%)	(13.10%)	34.30%
Nomura Natural Resources Fund
Prospectus [Line Items]
Annual Return [Percent]	38.01%	(0.51%)	1.27%	17.56%	26.05%	(12.38%)	9.21%	(23.79%)	2.89%	23.78%
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Annual Return [Percent]	6.63%	7.61%	9.69%	(25.16%)	43.62%	(3.48%)	24.30%	(5.75%)	5.27%	4.09%
Nomura Science and Technology Fund
Prospectus [Line Items]
Annual Return [Percent]	33.81%	31.35%	40.65%	(32.38%)	15.41%	36.07%	50.23%	(5.11%)	32.82%	1.65%
Nomura Global Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.43%	2.81%	6.82%	(9.04%)	(1.08%)	7.98%	7.65%	(0.36%)	4.80%	8.16%
Nomura High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.67%	5.97%	12.19%	(11.38%)	6.77%	5.32%	11.24%	(2.73%)	7.99%	16.73%